CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB27,248, RMB37,580 and RMB29,293 for the years ended December 31, 2018, 2019 and 2020, respectively)
Net revenues	¥ 3,167,515	$ 485,443	¥ 1,304,883	¥ 731,598
Cost of revenues: (include transactions with related parties of RMB34,963, RMB36,688 and RMB118,568 for the years ended December 31, 2018, 2019 and 2020, respectively)
Cost of revenues	(1,713,229)	(262,564)	(934,261)	(515,133)
Gross profit	1,454,286	222,879	370,622	216,465
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB7,218, RMB11,274 and RMB12,283 for the years ended December 31, 2018, 2019 and 2020, respectively)	(2,697,018)	(413,336)	(622,884)	(213,405)
Research and development expenses (include transactions with related parties of RMB18,992, RMB19,594 and RMB27,768 for the years ended December 31, 2018, 2019 and 2020, respectively)	(424,593)	(65,072)	(275,367)	(184,020)
General and administrative expenses (include transactions with related parties of RMB5,921, RMB4,075 and RMB13,818 for the years ended December 31, 2018, 2019 and 2020, respectively)	(138,459)	(21,220)	(73,289)	(38,177)
Total operating expenses	(3,260,070)	(499,628)	(971,540)	(435,602)
Loss from operations	(1,805,784)	(276,749)	(600,918)	(219,137)
Interest income	25,524	3,912	12,063	8,344
Interest expense (include interest expense charged by related party of RMB31,851, RMB30,232 and RMB31,215 for the years ended December 31, 2018, 2019 and 2020, respectively)	(31,215)	(4,784)	(30,232)	(31,851)
Others, net	61,052	9,357	20,064	44,643
Loss before tax	(1,750,423)	(268,264)	(599,023)	(198,001)
Income tax expenses	(2,929)	(449)	(2,432)	(11,294)
Net loss	(1,753,352)	(268,713)	(601,455)	(209,295)
Net loss/(income) attributable to noncontrolling interests	563	86	(48)	385
Net loss attributable to the Company	(1,752,789)	(268,627)	(601,503)	(208,910)
Accretions of convertible redeemable preferred shares to redemption value | ¥			(35,893)	(30,311)
Net loss attributable to ordinary shareholders of the Company	(1,752,789)	(268,627)	(637,396)	(239,221)
Net loss	(1,753,352)	(268,713)	(601,455)	(209,295)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(32,531)	(4,986)	(15,023)	496
Total other comprehensive income/(loss)	(32,531)	(4,986)	(15,023)	496
Total comprehensive loss	(1,785,883)	(273,699)	(616,478)	(208,799)
Comprehensive loss/(income) attributable to noncontrolling interests	563	86	(48)	385
Comprehensive loss attributable to the Company	(1,785,320)	(273,613)	(616,526)	(208,414)
Accretions of convertible redeemable preferred shares to redemption value | ¥			(35,893)	(30,311)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (1,785,320)	$ (273,613)	¥ (652,419)	¥ (238,725)
Net loss per ordinary share/ADS
Basic | (per share)	¥ (15.53)	$ (2.38)	¥ (6.68)	¥ (2.80)
Diluted | (per share)	¥ (15.53)	$ (2.38)	¥ (6.68)	¥ (2.80)
Weighted average number of ordinary shares/ADSs
Basic | shares	112,864,452	112,864,452	95,445,982	85,346,790
Diluted | shares	112,864,452	112,864,452	95,445,982	85,346,790
Learning services [Member]
Net revenues: (include transactions with related parties of RMB27,248, RMB37,580 and RMB29,293 for the years ended December 31, 2018, 2019 and 2020, respectively)
Net revenues	¥ 2,154,669	$ 330,217	¥ 699,826	¥ 398,186
Cost of revenues: (include transactions with related parties of RMB34,963, RMB36,688 and RMB118,568 for the years ended December 31, 2018, 2019 and 2020, respectively)
Cost of revenues	(1,010,364)	(154,845)	(513,060)	(314,625)
Learning products [Member]
Net revenues: (include transactions with related parties of RMB27,248, RMB37,580 and RMB29,293 for the years ended December 31, 2018, 2019 and 2020, respectively)
Net revenues	539,962	82,753	152,044	30,530
Cost of revenues: (include transactions with related parties of RMB34,963, RMB36,688 and RMB118,568 for the years ended December 31, 2018, 2019 and 2020, respectively)
Cost of revenues	(355,970)	(54,555)	(107,609)	(20,502)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB27,248, RMB37,580 and RMB29,293 for the years ended December 31, 2018, 2019 and 2020, respectively)
Net revenues	472,884	72,473	453,013	302,882
Cost of revenues: (include transactions with related parties of RMB34,963, RMB36,688 and RMB118,568 for the years ended December 31, 2018, 2019 and 2020, respectively)
Cost of revenues	¥ (346,895)	$ (53,164)	¥ (313,592)	¥ (180,006)